Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,068,000
Previously Paid Amount	0.00
Total Fee Amount	147.49
Total Offset Amount	0.00
Net Fee	147.49
Narrative - Max Aggregate Offering Price	$ 1,068,000
Final Prospectus	true